Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Interest paid	$ 165	$ 162	$ 182
Income tax payments	163	120	130
Income tax refunds	$ 16	$ 8	$ 8